UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [   ]; Amendment Number: __________
     This Amendment (Check only one.):      [   ] is a restatement.
                                            [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     WESTCHESTER CAPITAL MANAGEMENT, INC.
          ------------------------------------
Address:  100 SUMMIT LAKE DRIVE
          ---------------------
          VALHALLA, NY 10595
          ------------------


Form 13F File Number:      28-04764


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     FREDERICK W. GREEN
          ------------------
Title:    PRESIDENT
          ---------
Phone:    914-741-5600
          ------------
Signature, Place, and Date of Signing:


     /S/ FREDERICK W. GREEN              VALHALLA, NEW YORK           11/14/08
--------------------------------     ---------------------------    ------------
           [Signature]                            [City, State]        [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     94

Form 13F Information Table Value Total:     $1,246,628,449 (actual)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.      FORM 13F FILE NUMBER                          NAME
---      --------------------        ------------------------------------------
1             28-11493               Green & Smith Investment Management L.L.C.

FORM 13F
Westchester Capital Management, Inc.
September 30, 2008


   COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
   --------                         --------     --------   --------   -------------------  --------   --------   ------------------
                                                             FAIR
                                    TITLE OF     CUSIP      MARKET    SHRS      SH/  PUT/  INVESTMENT             VOTING AUTHORITY
NAME OF ISSUER                      CLASS        NUMBER     VALUE     PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
Equities
COMMON STOCK
3Com Corporation                    COMMON STOCK  885535104   7,627,777  3,273,724 SH         (a) Sole            Sole
3Com Corporation                    COMMON STOCK  885535104   1,013,783    435,100 SH        (b) Shared     1     Sole
Allied Waste Industries, Inc.       COMMON STOCK  019589308  10,830,028    974,800 SH         (a) Sole            Sole
Allied Waste Industries, Inc.       COMMON STOCK  019589308   1,820,929    163,900 SH        (b) Shared     1     Sole
Alpharma Inc.                       COMMON STOCK  020813101   4,094,790    111,000 SH         (a) Sole            Sole
Alpharma Inc.                       COMMON STOCK  020813101   1,966,237     53,300 SH        (b) Shared     1     Sole
Anheuser-Busch Companies, Inc.      COMMON STOCK  035229103 102,218,440  1,575,500 SH         (a) Sole            Sole
Anheuser-Busch Companies, Inc.      COMMON STOCK  035229103  10,478,120    161,500 SH        (b) Shared     1     Sole
Barr Pharmaceuticals Inc.           COMMON STOCK  068306109  83,074,660  1,272,200 SH         (a) Sole            Sole
Barr Pharmaceuticals Inc.           COMMON STOCK  068306109   6,079,430     93,100 SH        (b) Shared     1     Sole
BCE Inc.                            COMMON STOCK  05534B760  37,619,009  1,090,900 SH         (a) Sole            Sole
BCE Inc.                            COMMON STOCK  05534B760   8,152,107    236,400 SH        (b) Shared     1     Sole
CC Media Holdings, Inc.             COMMON STOCK  12502P102      14,960      1,100 SH         (a) Sole            Sole
CC Media Holdings, Inc.             COMMON STOCK  12502P102     346,800     25,500 SH        (b) Shared     1     Sole
Corn Products International, Inc.   COMMON STOCK  219023108  33,740,670  1,045,250 SH         (a) Sole            Sole
Corn Products International, Inc.   COMMON STOCK  219023108   2,919,726     90,450 SH        (b) Shared     1     Sole
Diebold, Incorporated               COMMON STOCK  253651103  22,098,938    667,440 SH         (a) Sole            Sole
Diebold, Incorporated               COMMON STOCK  253651103   2,695,154     81,400 SH        (b) Shared     1     Sole
DRS Technologies, Inc.              COMMON STOCK  23330X100  67,973,254    885,645 SH         (a) Sole            Sole
DRS Technologies, Inc.              COMMON STOCK  23330X100   5,833,000     76,000 SH        (b) Shared     1     Sole
EnCana Corporation                  COMMON STOCK  292505104  22,262,751    338,700 SH         (a) Sole            Sole
EnCana Corporation                  COMMON STOCK  292505104   2,412,291     36,700 SH        (b) Shared     1     Sole
Fording Canadian Coal Trust         COMMON STOCK  345425102  34,104,700    410,900 SH         (a) Sole            Sole
Fording Canadian Coal Trust         COMMON STOCK  345425102   2,747,300     33,100 SH        (b) Shared     1     Sole
Foundry Networks, Inc.              COMMON STOCK  35063R100  10,388,805    570,500 SH         (a) Sole            Sole
Foundry Networks, Inc.              COMMON STOCK  35063R100   1,993,995    109,500 SH        (b) Shared     1     Sole
Genentech, Inc.                     COMMON STOCK  368710406  59,444,864    670,330 SH         (a) Sole            Sole
Genentech, Inc.                     COMMON STOCK  368710406   4,506,984     50,823 SH        (b) Shared     1     Sole
Grey Wolf, Inc.                     COMMON STOCK  397888108  28,097,081  3,611,450 SH         (a) Sole            Sole
Grey Wolf, Inc.                     COMMON STOCK  397888108   2,990,632    384,400 SH        (b) Shared     1     Sole
Hercules Incorporated               COMMON STOCK  427056106  43,569,664  2,201,600 SH         (a) Sole            Sole
Hercules Incorporated               COMMON STOCK  427056106   4,496,288    227,200 SH        (b) Shared     1     Sole
Hilb Rogal and Hobbs Company        COMMON STOCK  431294107  32,694,630    699,500 SH         (a) Sole            Sole
Hilb Rogal and Hobbs Company        COMMON STOCK  431294107   2,318,304     49,600 SH        (b) Shared     1     Sole
Huntsman Corporation                COMMON STOCK  447011107  24,847,628  1,972,034 SH         (a) Sole            Sole
Huntsman Corporation                COMMON STOCK  447011107   3,406,410    270,350 SH        (b) Shared     1     Sole


   COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
   --------                         --------     --------   --------   -------------------  --------   --------   ------------------
                                                             FAIR
                                    TITLE OF     CUSIP      MARKET    SHRS      SH/  PUT/  INVESTMENT             VOTING AUTHORITY
NAME OF ISSUER                      CLASS        NUMBER     VALUE     PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
ImClone Systems Incoporated         COMMON STOCK  45245W109  54,185,432    867,800 SH         (a) Sole            Sole
ImClone Systems Incoporated         COMMON STOCK  45245W109   4,963,980     79,500 SH        (b) Shared     1     Sole
International Rectifier
   Corporation                      COMMON STOCK  460254105      47,550      2,500 SH         (a) Sole            Sole
International Rectifier
   Corporation                      COMMON STOCK  460254105     903,450     47,500 SH        (b) Shared     1     Sole
Longs Drug Stores Corporation       COMMON STOCK  543162101   3,850,076     50,900 SH         (a) Sole            Sole
Longs Drug Stores Corporation       COMMON STOCK  543162101   1,406,904     18,600 SH        (b) Shared     1     Sole
Merrill Lynch & Co., Inc.           COMMON STOCK  590188108   2,368,080     93,600 SH         (a) Sole            Sole
Merrill Lynch & Co., Inc.           COMMON STOCK  590188108     161,920      6,400 SH        (b) Shared     1     Sole
Nationwide Financial Services, Inc. COMMON STOCK  638612101  54,598,937  1,106,810 SH         (a) Sole            Sole
Nationwide Financial Services, Inc. COMMON STOCK  638612101   6,136,652    124,400 SH        (b) Shared     1     Sole
Nextwave Wireless Inc.              COMMON STOCK  65337Y102     806,301  1,343,835 SH         (a) Sole            Sole
Nextwave Wireless Inc.              COMMON STOCK  65337Y102     248,928    414,880 SH        (b) Shared     1     Sole
PBS Coals Limited                   COMMON STOCK  70455C106   5,809,161    772,800 SH         (a) Sole            Sole
PBS Coals Limited                   COMMON STOCK  70455C106     986,234    131,200 SH        (b) Shared     1     Sole
Philadelphia Consolidated Holding
 Corp.                              COMMON STOCK  717528103  35,400,001    604,405 SH         (a) Sole            Sole
Philadelphia Consolidated Holding
  Corp.                             COMMON STOCK  717528103   3,419,902     58,390 SH        (b) Shared     1     Sole
Puget Energy, Inc.                  COMMON STOCK  745310102  38,255,546  1,432,792 SH         (a) Sole            Sole
Puget Energy, Inc.                  COMMON STOCK  745310102   4,757,940    178,200 SH        (b) Shared     1     Sole
Rohm and Haas Company               COMMON STOCK  775371107  79,913,610  1,141,623 SH         (a) Sole            Sole
Rohm and Haas Company               COMMON STOCK  775371107   7,147,000    102,100 SH        (b) Shared     1     Sole
SanDisk Corporation                 COMMON STOCK  80004C101  11,696,765    598,300 SH         (a) Sole            Sole
SanDisk Corporation                 COMMON STOCK  80004C101     668,610     34,200 SH        (b) Shared     1     Sole
Sirius Satellite Radio Inc.         COMMON STOCK  82967N108       7,178     12,593 SH        (b) Shared     1     Sole
Take-Two Interactive Software, Inc. COMMON STOCK  874054109  19,520,477  1,190,273 SH         (a) Sole            Sole
Take-Two Interactive Software, Inc. COMMON STOCK  874054109   2,563,320    156,300 SH        (b) Shared     1     Sole
UST Inc.                            COMMON STOCK  902911106  42,372,672    636,800 SH         (a) Sole            Sole
UST Inc.                            COMMON STOCK  902911106   3,453,426     51,900 SH        (b) Shared     1     Sole
Wm. Wrigley Jr. Company             COMMON STOCK  982526105  87,165,320  1,097,800 SH         (a) Sole            Sole
Wm. Wrigley Jr. Company             COMMON STOCK  982526105   6,598,140     83,100 SH        (b) Shared     1     Sole

CONVERTIBLE PREFERRED
SLM Corp. Series C convertible
  pref'd.                          CONV. PREFERRED 78442P700 11,838,972     18,261 SH         (a) Sole            Sole
SLM Corp. Series C convertible
  pref'd.                          CONV. PREFERRED 78442P700    553,017        853 SH        (b) Shared     1     Sole

Fixed Income
CORPORATE BONDS
Acuity Brands, Inc. senior note    CORPORATE BONDS 00508YAA0  2,000,000  2,000,000 PRN        (a) Sole            Sole
6.000% Due 02-01-09
Case New Holland Inc. note         CORPORATE BONDS 147446AK4  1,960,000  2,000,000 PRN        (a) Sole            Sole
6.000% Due 06-01-09
Roadway Corp. note                 CORPORATE BONDS 769742AB3  1,982,500  2,000,000 PRN        (a) Sole            Sole
8.250% Due 12-01-08


   COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
   --------                         --------     --------   --------   -------------------  --------   --------   ------------------
                                                             FAIR
                                    TITLE OF     CUSIP      MARKET    SHRS      SH/  PUT/  INVESTMENT             VOTING AUTHORITY
NAME OF ISSUER                      CLASS        NUMBER     VALUE     PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

PUTS
Energy Select Sector SPDR Fund            PUTS     81369Y506  3,690,050      3,244      PUT   (a) Sole            Sole
Energy Select Sector SPDR Fund            PUTS     81369Y506    428,837        377      PUT  (b) Shared     1     Sole
Energy Select Sector SPDR Fund            PUTS     81369Y506  1,259,440      1,820      PUT   (a) Sole            Sole
Energy Select Sector SPDR Fund            PUTS     81369Y506    124,560        180      PUT  (b) Shared     1     Sole
Foundry Networks                          PUTS     35063R100    286,065      4,401      PUT   (a) Sole            Sole
Foundry Networks                          PUTS     35063R100     65,585      1,009      PUT  (b) Shared     1     Sole
Foundry Networks                          PUTS     35063R100     13,000      1,300      PUT   (a) Sole            Sole
iShares Nasdaq Biotech                    PUTS     464287556    626,460        636      PUT   (a) Sole            Sole
iShares Nasdaq Biotech                    PUTS     464287556     63,040         64      PUT  (b) Shared     1     Sole
KBW Insurance ETF                         PUTS     78464A789  1,142,100      1,215      PUT   (a) Sole            Sole
KBW Insurance ETF                         PUTS     78464A789    126,900        135      PUT  (b) Shared     1     Sole
Materials Select Sector SPDR Trust        PUTS     81369Y100  3,305,895      3,613      PUT   (a) Sole            Sole
Materials Select Sector SPDR Trust        PUTS     81369Y100    359,595        393      PUT  (b) Shared     1     Sole
SPDR Trust Series 1                       PUTS     78462F103  4,302,480      2,183      PUT   (a) Sole            Sole
SPDR Trust Series 1                       PUTS     78462F103    394,000        200      PUT  (b) Shared     1     Sole
Telecom HOLDRs Trust                      PUTS     87927P200  2,861,200      3,110      PUT   (a) Sole            Sole
Telecom HOLDRs Trust                      PUTS     87927P200    277,840        302      PUT  (b) Shared     1     Sole
US Natural Gas Fund                       PUTS     912318102  1,110,270        933      PUT   (a) Sole            Sole
US Natural Gas Fund                       PUTS     912318102    124,950        105      PUT  (b) Shared     1     Sole
Utilities Select Sector SPDR              PUTS     81369Y886    570,360      1,358      PUT   (a) Sole            Sole
Utilities Select Sector SPDR              PUTS     81369Y886     55,440        132      PUT  (b) Shared     1     Sole

SPDR Trust Series 1                  OTHER ASSETS  78462F103 34,425,832    296,800   SH       (a) Sole            Sole
Energy Select Sector SPDR Fund       OTHER ASSETS  81369Y506  2,077,443     32,819   SH       (a) Sole            Sole
Energy Select Sector SPDR Fund       OTHER ASSETS  81369Y506    308,967      4,881   SH       (b) Shared    1     Sole

TOTAL                                                     1,246,628,449